Property and Equipment, Net - Summary of Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and Equipment	$ 24,172	$ 18,896
Less accumulated depreciation and amortization	(14,478)	(10,289)
Property and equipment, net	9,694	8,607
Property and equipment, life	1 year
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment	13,848	11,463
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment	2,258	1,907
Furniture & Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment	1,087	709
Property and equipment, life	7 years
Computer Hardware [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment	2,680	1,926
Property and equipment, life	3 years
Computer Software [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment	3,265	2,547
Assets Not Yet Placed in Service [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment	$ 1,034	$ 344
Property and equipment, life	0 years
Minimum [Member] | Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, life	3 years
Minimum [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, life	2 years
Minimum [Member] | Computer Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, life	2 years
Maximum [Member] | Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, life	7 years
Maximum [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, life	5 years
Maximum [Member] | Computer Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, life	3 years